BUSINESS COMBINATIONS - Narrative (Details) $ in Millions, $ in Millions		7 Months Ended	12 Months Ended
	Nov. 05, 2024 CAD ($) training_centre	Nov. 04, 2024	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Nov. 05, 2024 USD ($) training_centre
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 0.0	$ 72.6
SIMCOM
Disclosure of detailed information about business combination [line items]
Equity interest in joint venture (in percent)		50.00%
Flexjet LLC
Disclosure of detailed information about business combination [line items]
Aviation training services agreement, extension period	5 years
Aviation training services agreement, total exclusivity period	15 years
SIMCOM
Disclosure of detailed information about business combination [line items]
Total cash consideration paid on acquisition date	$ 322.8				$ 232.3
Number of training centres | training_centre	4				4
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 230.6
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	72.6
Intangible assets	504.8
Goodwill recognised as of acquisition date	379.6
Customer-related intangible assets recognised as of acquisition date	124.5
Other intangible assets recognised as of acquisition date	$ 0.7